Property Plant and Equipment - Summary of Property Plant and Equipment (Detail) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		$ 15,334		$ 10,285
Ending balance		13,690		15,334
Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		24,479		19,245
Acquisitions through business combinations				1,189
Additions		4,197		9,063
Disposals		(2,739)	[1]	(5,561)	[2]
Effect of movements in foreign exchange rates		130		543
Ending balance		26,067		24,479
Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(9,145)		(8,960)
Disposals		1,167	[1]	5,127	[2]
Effect of movements in foreign exchange rates		(42)		(163)
Ending balance		(12,377)		(9,145)
Depreciation for the year		(4,357)		(5,149)
Land [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		812		794
Ending balance				812
Land [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		812		794
Disposals	[1]	(845)
Effect of movements in foreign exchange rates		33		18
Ending balance				812
Building [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		303		336
Ending balance				303
Building [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		489		478
Disposals	[1]	(509)
Effect of movements in foreign exchange rates		20		11
Ending balance				489
Building [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(186)		(142)
Disposals	[1]	203
Effect of movements in foreign exchange rates		(7)		(4)
Ending balance				(186)
Depreciation for the year		(10)		(40)
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		6,988		5,098
Ending balance		6,312		6,988
Computers [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		13,539		10,691
Acquisitions through business combinations				880
Additions		2,198		3,026
Disposals		(341)	[1]	(1,381)	[2]
Effect of movements in foreign exchange rates		42		323
Ending balance		15,438		13,539
Computers [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(6,551)		(5,593)
Disposals		252	[1]	1,365	[2]
Effect of movements in foreign exchange rates		(54)		(136)
Ending balance		(9,126)		(6,551)
Depreciation for the year		(2,773)		(2,187)
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		450		108
Ending balance		614		450
Furniture and Fixtures [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		580		210
Acquisitions through business combinations				126
Additions		412		283
Disposals		(123)	[1]	(51)	[2]
Effect of movements in foreign exchange rates		2		12
Ending balance		871		580
Furniture and Fixtures [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(130)		(102)
Disposals		35	[1]	28	[2]
Effect of movements in foreign exchange rates		22		(2)
Ending balance		(257)		(130)
Depreciation for the year		(184)		(54)
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		909		449
Ending balance		1,003		909
Office Equipment [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,810		1,297
Acquisitions through business combinations				105
Additions		456		600
Disposals		(367)	[1]	(232)	[2]
Effect of movements in foreign exchange rates		27		40
Ending balance		1,926		1,810
Office Equipment [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(901)		(848)
Disposals		330	[1]	224	[2]
Effect of movements in foreign exchange rates		9		(14)
Ending balance		(923)		(901)
Depreciation for the year		(361)		(263)
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		815		654
Ending balance		660		815
Motor Vehicles [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		1,489		1,100
Acquisitions through business combinations				59
Additions		344		382
Disposals		(441)	[1]	(88)	[2]
Effect of movements in foreign exchange rates		9		36
Ending balance		1,401		1,489
Motor Vehicles [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(674)		(446)
Disposals		241	[1]	27	[2]
Effect of movements in foreign exchange rates		(6)		(14)
Ending balance		(741)		(674)
Depreciation for the year		(302)		(241)
Leasehold Improvements [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,265		2,828
Ending balance		5,048		2,265
Leasehold Improvements [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,962		4,652
Acquisitions through business combinations				19
Additions		3,540		2,071
Disposals		(113)	[1]	(3,809)	[2]
Effect of movements in foreign exchange rates		(17)		29
Ending balance		6,372		2,962
Leasehold Improvements [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(697)		(1,824)
Disposals		106	[1]	3,483	[2]
Effect of movements in foreign exchange rates		(6)		7
Ending balance		(1,324)		(697)
Depreciation for the year		(727)		(2,363)
Diesel Generator Sets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		3		4
Ending balance		3		3
Diesel Generator Sets [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		9		9
Ending balance		9		9
Diesel Generator Sets [Member] | Accumulated depreciation and impairment loss [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		(6)		(5)
Ending balance		(6)		(6)
Depreciation for the year				(1)
Capital work in progress [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,789		14
Ending balance		50		2,789
Capital work in progress [Member] | Carrying amounts [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Beginning balance		2,789		14
Additions		(2,753)		2,701
Effect of movements in foreign exchange rates		14		74
Ending balance		$ 50		$ 2,789

[1]	includes assets reclassified to assets held for sale with cost of USD 1,354 and accumulated depreciation of USD 203.
[2]	includes assets reclassified to assets held for sale with cost of USD 3,733 and accumulated depreciation of USD 3,443.